Finance Lease Receivable - Summary of Maturity Analysis of Finance Lease Receivable (Detail) - CAD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of finance lease payments receivable [line items]
Minimum lease payments	$ 198,794	$ 143,986	$ 90,621
Unearned finance income	(61,237)	(40,628)	(26,347)
Total	137,557	103,358	64,274	$ 900
Present value of minimum lease payments	137,557	103,358	64,274
Present value of unearned finance income	0	0
Total	137,557	103,358	64,274
Not later than one year [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Minimum lease payments	21,981	16,420	3,047
Present value of minimum lease payments	20,235	15,248	2,928
Between One And Five Years [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Minimum lease payments	94,323	64,739	42,129
Present value of minimum lease payments	70,944	49,546	34,020
Later than five years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Minimum lease payments	82,490	62,827	45,445
Present value of minimum lease payments	$ 46,378	$ 38,564	$ 27,326